ASSIGNMENT FOR THE BENEFIT OF CREDITORS (Tables)	12 Months Ended
Dec. 31, 2021
Assignment For Benefit Of Creditors
SCHEDULE OF THE ASSIGNMENT OF GAIN ON DECONSOLIDATION OF SUBSIDIARIES

September 7, 2021
Liabilities deconsolidated:
Notes payable (a)	$3,908,050
Accounts payable	1,242,421
Accrued expenses	314,927
Insurance payable	1,678,556
Contingency liabilities	3,311,272
Lease liabilities, current portion	1,263,494
Accrued compensation and related benefits	827,753
Total liabilities deconsolidated	12,546,473
Assets deconsolidated:
Cash	21,679
Accounts receivable	1,078
Property and equipment, net	96,496
Total assets deconsolidated	119,253
Gain on deconsolidation of subsidiaries	12,427,220
Less: additional cash payments made on behalf of deconsolidated subsidiaries	(63,771)
Gain on deconsolidation of subsidiaries	$12,363,449

SCHEDULE OF THE ASSIGNMENT FOR BENEFIT OF ASSET AND LIABILITIES OF CREDITORS

As of December 31, 2020, the assets and liabilities of Prime EFS and Shypdirect subject to assignment for the benefit of creditors have been reflected as “Assets subject to assignment for benefit of creditors” and “Liabilities subject to assignment for benefit of creditors” on the accompanying consolidated balance sheets and consisted of the following:

December 31, 2020
Assets:
Current assets:
Accounts receivable, net	$372,922
Prepaid expenses and other	367,459
Total current assets subject to assignment for benefit of creditors	740,381
Other Assets:
Security deposit	94,000
Property and equipment, net	126,137
Right of use assets, net	1,445,274
Total other assets subject to assignment for benefit of creditors	1,665,411
Total assets subject to assignment for benefit of creditors	$2,405,792
Liabilities:
Current liabilities:
Notes payable (a)	$3,834,337
Accounts payable	638,682
Accrued expenses	170,500
Insurance payable	1,959,099
Contingency liabilities	3,311,272
Lease liabilities, current portion	380,843
Due to related parties	124,000
Accrued compensation and related benefits	919,726
Total current liabilities subject to assignment for benefit of creditors	11,338,459
Long-term liabilities:
Notes payable, net of current portion (a)	147,379
Lease liabilities, net of current portion	1,102,617
Total long-term liabilities subject to assignment for benefit of creditors	1,249,996
Total liabilities subject to assignment for benefit of creditors	$12,588,455

SCHEDULE OF NOTES PAYABLE SUBJECT TO ASSIGNMENT FOR BENEFITS OF CREDITORS

On December 31, 2020, notes payable subject to assignment for benefit of creditors consisted of the following:

December 31, 2020
Principal amounts	$3,981,716
Less: current portion of notes payable	(3,834,337)
Notes payable subject to assignment for benefit of creditors – long-term	$147,379